Financial instruments and risk management - Disclosure of quantitative data about the exposure of financial assets and liabilities to currency risk (Details) - Currency risk - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	SFr (221,707)	SFr (178,222)
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	(237,822)	(2,002,054)
Cash and cash equivalents | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	3,618,778	13,901,698
Cash and cash equivalents | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	208,507	116,942
Trade and other payables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	(1,646,910)	(365,999)
Trade and other payables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	(76,184)	(426,050)
Accrued expenses | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	(82,847)	(1,750,752)
Accrued expenses | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	(370,145)	(1,692,946)
Loan and borrowings | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	(1,435,400)	(10,126,406)
Loan and borrowings | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	0	0
Derivative financial instruments | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	(675,328)	(1,836,763)
Derivative financial instruments | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net statement of financial position exposure -asset/(liability)	SFr 0	SFr 0